Lease - Supplemental Balance Sheet (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Assets
Operating lease right-of-use assets	¥ 1,932,000	$ 280,114
Liabilities
Operating lease liabilities, current	319,598	46,337
Operating lease liabilities, non-current	1,805,402	$ 261,759
Total lease liabilities	¥ 2,125,000